Revenue and Expenses, Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Expenses [Line Items]
Other noninterest expense	$ 5,849	$ 3,932	[1]	$ 4,131	[1]
FDIC proposed special assessment, pre-tax	1,900
Regulatory charges and assessments expense, including FDIC assessment expense [Member]
Schedule of Expenses [Line Items]
Other noninterest expense	$ 3,100	$ 860		$ 842

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).